CREDIT AND LOANS FROM BANKS	12 Months Ended
Dec. 31, 2022
Credit And Loans From Banks [Abstract]
CREDIT AND LOANS FROM BANKS

NOTE 13 - CREDIT AND LOANS FROM BANKS

a. Short-term bank credit

1)

In June 2018, the Company received a short-term credit facility of NIS 25 million ($6.9 million) from an Israeli bank bearing variable interest of Prime + 2%. On May 19, 2019 and in October 2020, the Company signed agreements to increase the short-term credit facility, such that as of December 31, 2021 the amount of the short-term credit facility is NIS 42.5 million ($13.2 million). On August 9, 2022, the short-term credit facility from the bank was renewed in an amount of NIS 35 million ($10.6 million). The short-term credit facility from August has the same terms as received in previous short-term credit facility.

2)

As of December 31, 2022, a fully owned subsidiary of the Company has a short-term loan for $2 million (NIS 7.03 million) from an Israeli bank. The short-term loan bears interest of foreign exchange market + 3%. The loan is renewed monthly according to the company sole discretion.

b. Long-term bank loans

	December 31,
	2022	2021
	US Dollars in thousands
Long-term bank loans	2,496	5,166
Less - current maturities	(1,052)	(2,406)
	1,444	2,760

1)	In June 2018, the Company received a long-term bank loan in the amount of NIS 15 million ($4.14 million) from the Bank,the loan bears interest at the rate of Prime + 3.45% paid monthly. The principal of the loan is repayable in 48 monthly installments as from December 2018. The loan was fully prepaid in February 2022.

2)	In May 2020, the Company received a long-term loan from the Bank, backed by a government guarantee, in the amount of NIS 15 million ($4.25 million). The loan bears interest of Prime + 1.5%, payable monthly beginning in May 2021. The loan's principal will be returned in 48 monthly installments beginning in May 2021.

The carrying amount of the credit and loans from banks reasonably approximate their fair value.

c. Financial covenants

During 2021 and after the IPO, the Company’s financial covenants were cancelled in respect to short-term borrowings and long-term loans.